Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes

18.Income Taxes

The company’s provision for income taxes for the years ended December 31 were comprised as follows:

	2022	2021
Current income tax:
Current year expense	616.8	401.6
Adjustments to prior years’ income taxes	(10.0)	(14.6)
	606.8	387.0
Deferred income tax:
Origination and reversal of temporary differences	(197.1)	313.5
Adjustments to prior years’ deferred income taxes	11.7	18.9
Other	3.8	6.6
	(181.6)	339.0

Provision for income taxes	425.2	726.0

A significant portion of the company’s earnings (loss) before income taxes may be earned or incurred outside of Canada. The statutory income tax rates for jurisdictions outside of Canada generally differ from the Canadian statutory income tax rate, and may be significantly higher or lower. The company’s earnings (loss) before income taxes by jurisdiction and the associated provision for (recovery of) income taxes for the years ended December 31 are summarized in the following table:

	2022					2021
	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total

Earnings (loss) before income taxes	399.2	1,330.7	(112.2)	94.3	1,712.0	858.8	974.5	157.3	2,402.0	4,392.6
Provision for (recovery of) income taxes	114.7	238.3	(12.9)	85.1	425.2	191.6	238.6	18.7	277.1	726.0
Net earnings (loss)	284.5	1,092.4	(99.3)	9.2	1,286.8	667.2	735.9	138.6	2,124.9	3,666.6
(1)	Includes Fairfax India.
(2)	Principally comprised of Crum & Forster, Zenith National, Odyssey Group (notwithstanding that certain operations of Odyssey Group conduct business outside of the U.S.), U.S. Run-off and other associated holding company results.
(3)	Comprised of Brit.
(4)	Primarily includes companies in India, Asia and Europe (excluding the U.K.), and Allied World, which has operations in multiple jurisdictions.

Decreased pre-tax profitability across all jurisdictions, except the U.S., in 2022 compared to 2021 primarily related to net unrealized investment losses in 2022, principally on the fixed income portfolio, partially offset by improved underwriting performance, interest and dividends and share of profit of associates. In 2022, pre-tax profitability in the U.S. included a gain on sale and consolidation of insurance subsidiaries of $1,213.2 recorded on the company’s sale of its interests in the Crum & Forster Pet Insurance Group and Pethealth as described in note 23. In 2021, pre-tax profitability in Other included a net unrealized gain of $1,490.3 recorded in Asia on the company’s investment in Digit compulsory convertible preferred shares as described in note 5.

Reconciliations of the provision for income taxes calculated at the Canadian statutory income tax rate to the provision for income taxes at the effective tax rate in the consolidated financial statements for the years ended December 31 are summarized in the following table:

	2022	2021
Canadian statutory income tax rate	26.5%	26.5%

Provision for income taxes at the Canadian statutory income tax rate	453.7	1,164.0
Non-taxable investment income	(25.6)	(149.4)
Tax rate differential on income and losses outside Canada	(50.9)	(399.1)
Change in unrecorded tax benefit of losses and temporary differences	0.8	67.2
Change in tax rate for deferred income taxes	6.6	0.3
Provision relating to prior years	1.7	4.3
Foreign exchange effect	(17.1)	(23.0)
Other including permanent differences	56.0	61.7
Provision for income taxes	425.2	726.0

Non-taxable investment income of $25.6 in 2022 and $149.4 in 2021 were principally comprised of dividend income, non-taxable interest income and long term capital gains, and the 50% of net capital gains and losses which are not taxable or deductible in Canada. Non-taxable investment income in 2021 also included gains on the consolidation of Eurolife and the deconsolidation of Privi.

The tax rate differential on income and losses outside Canada of $50.9 in 2022 principally related to income taxed at lower rates in the U.S., Mauritius and Barbados, partially offset by losses tax effected at lower rates in Bermuda and Asia. The tax rate differential on income and losses outside Canada of $399.1 in 2021 principally related to income taxed at lower rates in Asia (principally related to the unrealized gain recorded on the company’s investment in Digit compulsory convertible preferred shares), the U.S. and at Allied World.

Income taxes refundable and payable were as follows:

	December 31,	December 31,
	2022	2021
Income taxes refundable	67.1	58.3
Income taxes payable	(361.0)	(175.0)
Net income taxes payable	(293.9)	(116.7)

Changes in net income taxes (payable) refundable during the years ended December 31 were as follows:

	2022	2021
Balance - January 1	(116.7)	24.2
Amounts recorded in the consolidated statements of earnings	(606.8)	(387.0)
Payments made during the year	416.4	288.7
Acquisitions of subsidiaries (note 23)	—	(54.5)
Foreign exchange effect and other	13.2	11.9
Balance - December 31	(293.9)	(116.7)

Changes in the net deferred income tax asset (liability) during the years ended December 31 were as follows:

	2022
		Provision
	Operating	for losses	Provision	Deferred
	and	and loss	for	premium
	capital	adjustment	unearned	acquisition	Intangible		Tax
	losses	expenses	premiums	costs	assets	Investments	credits	Other	Total
Balance - January 1	230.0	204.2	187.7	(147.8)	(413.1)	(414.5)	213.6	63.5	(76.4)
Amounts recorded in the consolidated statement of earnings	(7.1)	53.4	27.0	(22.7)	30.9	219.4	(137.1)	17.8	181.6
Amounts recorded in total equity	8.0	—	—	—	—	20.1	—	(42.4)	(14.3)
Acquisitions of subsidiaries (note 23)	3.3	—	—	—	(1.9)	(11.4)	—	(52.6)	(62.6)
Deconsolidation of non-insurance subsidiaries (note 23)	(0.6)	—	—	—	7.0	—	—	—	6.4
Foreign exchange effect and other	(6.8)	(2.9)	0.2	(0.8)	1.0	15.5	(1.1)	(44.4)	(39.3)
Balance - December 31	226.8	254.7	214.9	(171.3)	(376.1)	(170.9)	75.4	(58.1)	(4.6)

	2021
		Provision
	Operating	for losses	Provision	Deferred
	and	and loss	for	premium
	capital	adjustment	unearned	acquisition	Intangible		Tax
	losses	expenses	premiums	costs	assets	Investments	credits	Other	Total
Balance - January 1	236.3	168.8	141.7	(116.1)	(389.5)	23.9	174.8	117.6	357.5
Amounts recorded in the consolidated statement of earnings	(3.5)	35.6	46.0	(39.4)	(19.5)	(339.2)	32.3	(51.3)	(339.0)
Amounts recorded in total equity	17.5	—	—	—	—	0.8	—	(37.5)	(19.2)
Acquisitions of subsidiaries (note 23)	(4.2)	—	—	7.9	(10.3)	(98.9)	—	31.4	(74.1)
Deconsolidation of non-insurance subsidiaries (note 23)	(7.5)	—	—	—	7.8	—	—	2.3	2.6
Foreign exchange effect and other	(8.6)	(0.2)	—	(0.2)	(1.6)	(1.1)	6.5	1.0	(4.2)
Balance - December 31	230.0	204.2	187.7	(147.8)	(413.1)	(414.5)	213.6	63.5	(76.4)

Management expects that recognized deferred income tax assets will be realized in the normal course of operations. The most significant temporary differences included in the net deferred income tax liability at December 31, 2022 related to intangible assets, deferred premium acquisition costs and investments (primarily related to net unrealized investment gains in Asia), partially offset by deferred income tax assets related to operating and capital losses, provision for losses and loss adjustment expenses, provision for unearned premiums and tax credits. In these consolidated financial statements, investment gains and losses are primarily recognized on a mark-to-market basis but are typically only recognized for income tax purposes when realized (particularly in the U.S. and several other jurisdictions). The provision for losses and loss adjustment expenses is recorded on an undiscounted basis in these consolidated financial statements but is recorded on a discounted basis in certain jurisdictions for income tax, resulting in temporary differences. Deferred income tax liabilities on intangible assets primarily relate to intangible assets recognized on acquisitions (principally Brit, Allied World and Recipe) that are typically not deductible in the determination of income taxes payable. The deferred income tax asset related to operating and capital losses arises primarily at Brit, Northbridge, and AGT. Tax credits are primarily in the U.S. and relate to foreign taxes paid that will reduce U.S. taxes payable in the future. Other deferred income tax liabilities include temporary differences related to pensions and premises and equipment.

Management conducts ongoing reviews of the recoverability of the deferred income tax asset and adjusts, as necessary, to reflect its anticipated realization. At December 31, 2022 deferred income tax assets of $827.7 (December 31, 2021 - $875.9), which relate principally to operating and capital losses, have not been recorded. The losses for which deferred income tax assets have not been recorded are comprised of losses in Canada of $1,728.0 (December 31, 2021 - $2,089.3), losses in Europe of $552.1 (December 31, 2021 - $488.8), losses in the U.S. of $207.6 (December 31, 2021 - $109.4), and losses at Allied World of $295.6 across various jurisdictions (December 31, 2021 - $251.4). The losses in Canada expire between 2029 and 2042. The losses and foreign tax credits in the U.S. primarily expire between 2024 and 2042. Substantially all of the losses in Europe do not have an expiry date. Allied World’s losses are primarily in the U.K. and Asia, with no expiry date, and in Switzerland which expire within seven years.

Deferred income tax has not been recognized for the withholding tax and other taxes that could be payable on the unremitted earnings of certain subsidiaries, which at December 31, 2022 amounted to approximately $9.9 billion (December 31, 2021 - approximately $7.6 billion) and are not likely to be repatriated in the foreseeable future.